Significant Accounting Policies - Redeemable Noncontrolling Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Aug. 31, 2015	Aug. 18, 2015	Dec. 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Percentage of voting interests acquired			100.00%
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Net income attributable to noncontrolling interest	$ 1
Balance, December 31, 2015	7			$ 5
NCRX
Redeemable Noncontrolling Interest [Line Items]
Percentage of voting interests acquired		73.00%
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Acquisition of noncontrolling interest	39
Net income attributable to noncontrolling interest	1
Reclassification to capital surplus in connection with purchase of noncontrolling interest	(1)
Balance, December 31, 2015	$ 39